Leases (Narrative) (Details) (USD $)	3 Months Ended		12 Months Ended											12 Months Ended					3 Months Ended		6 Months Ended		3 Months Ended
	Mar. 31, 2012 ship	Dec. 31, 2011 ship	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Cargo Ships ship	Dec. 31, 2012 Refrigerated Cargo Ship ship	Dec. 31, 2012 Containerized Cargo Ship ship	Dec. 31, 2012 Chartered Cargo Ship ship	Dec. 31, 2012 Ship Charter ship	Dec. 31, 2012 Containers container	Dec. 31, 2011 Containers	Dec. 31, 2010 Containers	Dec. 31, 2012 Containers Minimum	Dec. 31, 2012 Containers Maximum	Dec. 31, 2012 Generator Set and Chassis Minimum generator_set_and_chassis	Dec. 31, 2012 Generator Set and Chassis Maximum generator_set_and_chassis	Dec. 31, 2012 2007 Sale Leaseback ship	Mar. 31, 2012 Bananas ship	Dec. 31, 2011 Bananas ship	Mar. 31, 2012 Bananas ship	Dec. 31, 2012 Midwest salad production and warehousing facility [Member]	Jun. 30, 2012 Midwest salad production and warehousing facility [Member] unit	Dec. 31, 2012 Midwest salad production and warehousing facility [Member]
Operating Leased Assets
Sale leaseback transaction, number of units						11	8	3										11
Renewal option, extension period						5 years																	5 years
Operating leases, renewal option, number of ships						4
Number of ships subleases, not renewed and removed from service	3	2							5										3	2	5
Number of cargo ship leases not renewed for 2013										8
Sale-leaseback gain amortization			$ 14,349,000	$ 14,131,000	$ 14,562,000														$ 2,000,000
Acceleration of losses on ship sublease arrangements, net of sublease income				4,000,000															6,000,000	4,000,000
Number of units subject to operating lease											13,000					3,000	4,000
Lease term														5 years	8 years								20 years
Operating leases, future minimum payments due											16,000,000
Guaranteed residual value of a portion of the leased containers											16,000,000	21,000,000	26,000,000
Number of existing facilities to be replaced																							3
Number of lease renewal options																							2
Build to suit lease in Property, plant and equipment, net																								28,000,000
Build to suit lease obligation included in Other liabilities																						28,000,000
Total construction costs through completion			$ 40,000,000